FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
Schedule of fair value assets and liabilities measured on recurring basis
Assets and liabilities measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at December 31, 2024 Using			Fair Value at December 31, 2024
	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Financial products (Note 2, 7)	—	20,174	—	20,174
Derivative instruments (Note 2)	—	171	33	204
Listed equity securities (Note 7)	11,422	—	—	11,422
Available-for-sale debt investments (Note 7)	—	—	941	941

Total Assets	11,422	20,345	974	32,741

	Fair Value Measurement at December 31, 2024 Using			Fair Value at December 31, 2024
	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Liabilities
Exchangeable senior notes (Note 12)	—	3,906	—	3,906
Derivative instruments (Note 2)	—	5	—	5

Total Liabilities	—	3,911	—	3,911

	Fair Value Measurement at December 31, 2025 Using			Fair Value at December 31, 2025
	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB	US$
Assets
Financial products (Note 2, 7)	—	23,118	—	23,118	3,306
Derivative instruments (Note 2)	—	38	—	38	5
Listed equity securities (Note 7)	15,820	—	—	15,820	2,262
Available-for-sale debt investments (Note 7)	—	—	970	970	139

Total Assets	15,820	23,156	970	39,946	5,712

Liabilities
Exchangeable senior notes (Note 12)	—	4,585	—	4,585	656
Derivative instruments (Note 2)	—	184	—	184	26

Total Liabilities	—	4,769	—	4,769	682

Schedule of roll forward of major Level 3 Investments
The roll forward of major Level 3 Investments are as follows (RMB in millions):

Total
Fair value of Level 3 Investments as at December 31, 2023	2,095
Transfer out of Level 3	(1,216)
New addition	228
Disposal	(83)
Effect of exchange rate change	32
Expected credit losses	(92)
The change in fair value of the investments	(23)

Fair value of Level 3 Investments as at December 31, 2024	941

Transfer out of Level 3	(41)
New addition	273
Disposal	(153)
Effect of exchange rate change	(17)
Expected credit losses	(28)
The change in fair value of the investments	(5)

Fair value of Level 3 Investments as at December 31, 2025	970

Schedule of significant unobservable inputs adopted in the valuation	The significant unobservable inputs adopted in the valuation as of December 31, 2024 and 2025 are as follows:

Unobservable Input	2024	2025
Revenue growth rate	8%-20%	5%-10%
Weighted average cost of capital	13%-14%	13%-15%
Lack of marketability discount	10%-23%	10%-23%
Expected volatility	25%-60%	35%-62%
Probability	Liquidation scenario: 5%-95% Redemption scenario: 0%-30% Conversion scenario: 5%~95%	Liquidation scenario: 5%-95% Redemption scenario: 0%-30% Conversion scenario: 5%~95%